Property and Equipment	12 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Property and Equipment

8 - EQUIPMENT

March 31, 2017	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	829,921	818,802	11,119
Software	80,891	74,560	6,331
Office furniture and equipment	180,917	175,363	5,554
Voice communications equipment	4,683	4,331	352
Leasehold improvements	131,814	131,412	402
	1,228,226	1,204,468	23,758

March 31, 2016	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	845,762	835,296	10,466
Software	78,246	72,446	5,800
Office furniture and equipment	184,570	175,388	9,182
Voice communications equipment	4,765	4,314	451
Leasehold improvements	128,354	127,936	418
	1,241,697	1,215,380	26,317

Depreciation expense for the year ended March 31, 2017 was $12,170 ($9,166 and $19,347 for the years ended March 31, 2016 and 2015 respectively). These expenses are included in the cost of revenue account, the selling, general, and administrative expenses and the research and development account.